Digital Assets (Details) - Schedule of Movement for Digital Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement for Digital Assets [Line Items]
Beginning balance	$ 8,010,538	$ 3,926,824
Digital assets received from customers for products and services	227,621,486	121,725,277
Revenue generated from Bitcoin self-mining operation	100,197,667	60,290,623
Other income received in Bitcoin	378,491
Converted (to)/from other digital assets or fiat cash, net	(176,963,478)	(60,529,461)
Costs and expenses paid in digital assets	(126,510,462)	(84,369,508)
Purchase of mining equipment		(21,496,033)
Net gain on settlement of digital asset borrowings		4,206,292
Digital assets due from FTX		(7,742,348)
Impairment on Bitcoins	(6,986,921)	(12,948,969)
Realized gain on sale/exchange of Bitcoins	18,231,133	4,947,841
Ending balance	43,978,454	8,010,538
BTC [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance	7,938,439	9,117
Digital assets received from customers for products and services	77,235,394	28,267,623
Revenue generated from Bitcoin self-mining operation	100,197,667	60,290,623
Other income received in Bitcoin	378,491
Converted (to)/from other digital assets or fiat cash, net	(95,441,065)	(60,242,672)
Costs and expenses paid in digital assets	(57,656,631)	(8,849,068)
Purchase of mining equipment
Net gain on settlement of digital asset borrowings		4,206,292
Digital assets due from FTX		(7,742,348)
Impairment on Bitcoins	(6,986,921)	(12,948,969)
Realized gain on sale/exchange of Bitcoins	18,231,133	4,947,841
Ending balance	43,896,507	7,938,439
USDT [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance	55,515	3,902,428
Digital assets received from customers for products and services	150,134,261	93,263,881
Revenue generated from Bitcoin self-mining operation
Other income received in Bitcoin
Converted (to)/from other digital assets or fiat cash, net	(81,279,710)	(97,448)
Costs and expenses paid in digital assets	(68,849,206)	(75,517,313)
Purchase of mining equipment		(21,496,033)
Net gain on settlement of digital asset borrowings
Digital assets due from FTX
Impairment on Bitcoins
Realized gain on sale/exchange of Bitcoins
Ending balance	60,860	55,515
Others [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance	16,584	15,279
Digital assets received from customers for products and services	251,831	193,773
Revenue generated from Bitcoin self-mining operation
Other income received in Bitcoin
Converted (to)/from other digital assets or fiat cash, net	(242,703)	(189,341)
Costs and expenses paid in digital assets	(4,625)	(3,127)
Purchase of mining equipment
Net gain on settlement of digital asset borrowings
Digital assets due from FTX
Impairment on Bitcoins
Realized gain on sale/exchange of Bitcoins
Ending balance	$ 21,087	$ 16,584